Quarterly Holdings Report
for
Fidelity® OTC K6 Portfolio
October 31, 2023
OTC-K6-NPRT1-1223
1.9893894.104
Common Stocks - 98.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 20.2%
Diversified Telecommunication Services - 0.0%
Starry Group Holdings, Inc. Class A (a)(b)	1,498	0
Entertainment - 1.9%
Electronic Arts, Inc.	176	21,787
NetEase, Inc. ADR	1,159	123,920
Netflix, Inc. (a)	85,416	35,164,913
Take-Two Interactive Software, Inc. (a)	1,611	215,471
		35,526,091
Interactive Media & Services - 15.2%
Alphabet, Inc.:
Class A (a)	1,027,495	127,491,580
Class C (a)	508,958	63,772,437
Epic Games, Inc. (a)(b)(c)	5,200	3,304,756
Meta Platforms, Inc. Class A (a)	303,349	91,389,953
Snap, Inc. Class A (a)	100,600	1,007,006
Vimeo, Inc. (a)	24,964	76,889
Yandex NV Series A (a)(b)(d)	253,404	2,762,104
		289,804,725
Media - 3.1%
Charter Communications, Inc. Class A (a)	66,634	26,840,175
Comcast Corp. Class A	794,244	32,794,335
		59,634,510
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc.	7,500	1,078,950
TOTAL COMMUNICATION SERVICES		386,044,276
CONSUMER DISCRETIONARY - 14.3%
Automobiles - 0.1%
Rivian Automotive, Inc. (a)	1,247	20,226
Tesla, Inc. (a)	7,667	1,539,840
		1,560,066
Broadline Retail - 8.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	522	43,086
Amazon.com, Inc. (a)	1,224,359	162,949,939
ContextLogic, Inc. (a)(d)	565	2,215
Etsy, Inc. (a)	11,427	711,902
Global-e Online Ltd. (a)	20,061	704,342
JD.com, Inc. Class A	739	9,395
		164,420,879
Hotels, Restaurants & Leisure - 0.8%
Airbnb, Inc. Class A (a)	1,530	180,984
Churchill Downs, Inc.	111,846	12,285,165
Domino's Pizza, Inc.	2,321	786,796
Hilton Worldwide Holdings, Inc.	6,300	954,639
Marriott International, Inc. Class A	3,094	583,405
Vail Resorts, Inc.	1,653	350,849
Wynn Resorts Ltd.	9,478	831,979
Zomato Ltd. (a)	368,500	465,950
		16,439,767
Specialty Retail - 2.5%
Five Below, Inc. (a)	70,586	12,280,552
Lowe's Companies, Inc.	77,559	14,780,419
Ross Stores, Inc.	163,172	18,923,057
thredUP, Inc. (a)	7,523	24,224
TJX Companies, Inc.	16,251	1,431,226
		47,439,478
Textiles, Apparel & Luxury Goods - 2.3%
Figs, Inc. Class A (a)(d)	3,944	21,731
Kontoor Brands, Inc.	476	22,110
lululemon athletica, Inc. (a)	71,696	28,210,942
LVMH Moet Hennessy Louis Vuitton SE	20,443	14,635,769
NIKE, Inc. Class B	13,406	1,377,735
		44,268,287
TOTAL CONSUMER DISCRETIONARY		274,128,477
CONSUMER STAPLES - 4.3%
Beverages - 2.8%
Diageo PLC	300,720	11,372,035
Keurig Dr. Pepper, Inc.	665,657	20,189,377
Monster Beverage Corp.	435,822	22,270,504
		53,831,916
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp.	10,292	5,685,712
Dollar General Corp.	37,000	4,404,480
Dollar Tree, Inc. (a)	23,767	2,640,276
		12,730,468
Food Products - 0.6%
Mondelez International, Inc.	182,664	12,094,183
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	23,500	3,028,445
The Honest Co., Inc. (a)	1,176	1,364
		3,029,809
TOTAL CONSUMER STAPLES		81,686,376
ENERGY - 5.7%
Energy Equipment & Services - 1.1%
Schlumberger Ltd.	329,580	18,344,423
TGS ASA ADR (d)	232,236	3,135,186
		21,479,609
Oil, Gas & Consumable Fuels - 4.6%
Cenovus Energy, Inc. (Canada)	12,509	238,318
Diamondback Energy, Inc.	37,154	5,956,529
EOG Resources, Inc.	1,000	126,250
Exxon Mobil Corp.	294,100	31,130,485
Hess Corp.	88,922	12,840,337
Reliance Industries Ltd.	1,030,013	28,314,663
Reliance Industries Ltd. GDR (e)	149,324	8,153,090
		86,759,672
TOTAL ENERGY		108,239,281
FINANCIALS - 1.8%
Banks - 0.2%
Huntington Bancshares, Inc.	9,122	88,027
M&T Bank Corp.	7,700	868,175
U.S. Bancorp	45,000	1,434,600
Wells Fargo & Co.	31,142	1,238,517
Wintrust Financial Corp.	3,087	230,568
		3,859,887
Capital Markets - 0.0%
S&P Global, Inc.	149	52,047
Financial Services - 1.6%
Jio Financial Services Ltd.	1,048,713	2,782,486
MasterCard, Inc. Class A	69,853	26,289,177
PayPal Holdings, Inc. (a)	13,683	708,779
		29,780,442
TOTAL FINANCIALS		33,692,376
HEALTH CARE - 6.2%
Biotechnology - 2.8%
Alnylam Pharmaceuticals, Inc. (a)	94,186	14,297,435
Amgen, Inc.	41,874	10,707,182
Arcutis Biotherapeutics, Inc. (a)	71,603	161,107
Ascendis Pharma A/S sponsored ADR (a)	22,142	1,977,502
GenSight Biologics SA (a)	16,039	7,247
Ionis Pharmaceuticals, Inc. (a)	2,430	107,576
Regeneron Pharmaceuticals, Inc. (a)	22,721	17,719,881
Trevena, Inc. (a)(d)	1,349	720
Vertex Pharmaceuticals, Inc. (a)	24,289	8,795,290
		53,773,940
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	174,100	8,912,179
DexCom, Inc. (a)	49,979	4,439,635
Insulet Corp. (a)	91,473	12,126,576
Neuronetics, Inc. (a)	2,922	3,360
Outset Medical, Inc. (a)	3,171	11,225
Pulmonx Corp. (a)	2,888	25,386
Tandem Diabetes Care, Inc. (a)	15,281	264,361
TransMedics Group, Inc. (a)	34,700	1,300,556
		27,083,278
Health Care Providers & Services - 0.7%
agilon health, Inc. (a)	12,918	232,524
Guardant Health, Inc. (a)	100,889	2,611,007
Humana, Inc.	20,908	10,949,311
		13,792,842
Health Care Technology - 0.0%
Certara, Inc. (a)	21,121	257,465
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)	25,281	891,914
Bruker Corp.	203,908	11,622,756
Danaher Corp.	9,100	1,747,382
Illumina, Inc. (a)	3,166	346,424
Seer, Inc. (a)	38,113	62,505
Thermo Fisher Scientific, Inc.	1,800	800,586
		15,471,567
Pharmaceuticals - 0.5%
AstraZeneca PLC sponsored ADR	141,332	8,936,422
Elanco Animal Health, Inc. (a)	6,694	58,974
TherapeuticsMD, Inc. (a)(d)	519	1,105
		8,996,501
TOTAL HEALTH CARE		119,375,593
INDUSTRIALS - 2.3%
Commercial Services & Supplies - 0.0%
Veralto Corp.	1,333	91,977
Electrical Equipment - 1.0%
Vertiv Holdings Co.	497,600	19,540,752
Ground Transportation - 0.1%
Canadian Pacific Kansas City Ltd.	11,831	839,646
CSX Corp.	25,387	757,802
		1,597,448
Passenger Airlines - 0.0%
Wheels Up Experience, Inc. Class A (a)(d)	7,082	9,986
Professional Services - 1.2%
Verisk Analytics, Inc.	98,553	22,407,010
TOTAL INDUSTRIALS		43,647,173
INFORMATION TECHNOLOGY - 43.4%
Communications Equipment - 0.4%
Cisco Systems, Inc.	147,143	7,670,565
IT Services - 1.2%
Accenture PLC Class A	22,900	6,803,361
Gartner, Inc. (a)	33,523	11,130,977
MongoDB, Inc. Class A (a)	8,252	2,843,557
Twilio, Inc. Class A (a)	133	6,818
X Holdings Corp. (b)(c)	57,830	1,843,620
		22,628,333
Semiconductors & Semiconductor Equipment - 12.7%
Advanced Micro Devices, Inc. (a)	15,045	1,481,933
Analog Devices, Inc.	18,273	2,874,891
Applied Materials, Inc.	30,223	4,000,014
Arm Holdings Ltd. ADR (d)	17,900	882,291
ASML Holding NV (depository receipt)	44,296	26,524,888
Broadcom, Inc.	9,000	7,572,330
Lam Research Corp.	17,486	10,285,615
Marvell Technology, Inc.	852,419	40,251,225
NVIDIA Corp.	232,363	94,757,631
NXP Semiconductors NV	49,832	8,592,532
Skyworks Solutions, Inc.	8,215	712,569
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	519,043	44,798,601
		242,734,520
Software - 15.8%
Adobe, Inc. (a)	11,379	6,054,311
ANSYS, Inc. (a)	4,642	1,291,683
Autodesk, Inc. (a)	20,286	4,009,122
Cadence Design Systems, Inc. (a)	76,716	18,400,333
Dropbox, Inc. Class A (a)	19,030	500,489
Dynatrace, Inc. (a)	3,034	135,650
Intuit, Inc.	25,315	12,529,659
Microsoft Corp.	730,886	247,119,864
Roper Technologies, Inc.	8,700	4,250,559
Salesforce, Inc. (a)	645	129,535
Stripe, Inc. Class B (a)(b)(c)	7,800	142,350
Synopsys, Inc. (a)	13,962	6,554,321
Workday, Inc. Class A (a)	5,445	1,152,761
		302,270,637
Technology Hardware, Storage & Peripherals - 13.3%
Apple, Inc.	1,376,000	234,979,520
Samsung Electronics Co. Ltd.	353,190	17,553,929
Western Digital Corp. (a)	22,977	922,527
		253,455,976
TOTAL INFORMATION TECHNOLOGY		828,760,031
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Equinix, Inc.	783	571,308
TOTAL COMMON STOCKS (Cost $1,460,814,483)		1,876,144,891

Preferred Stocks - 0.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.3%
COMMUNICATION SERVICES - 0.3%
Interactive Media & Services - 0.3%
ByteDance Ltd. Series E1 (a)(b)(c)	6,135	1,433,443
Reddit, Inc.:
Series E(a)(b)(c)	2,900	90,335
Series F(a)(b)(c)	108,712	3,386,379
		4,910,157
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	300	77,805

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (a)(b)(c)	33,481	720,176

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Stripe, Inc. Series H (a)(b)(c)	24,206	441,760
Tenstorrent, Inc. Series C1 (a)(b)(c)	3,400	188,428
		630,188
TOTAL CONVERTIBLE PREFERRED STOCKS		6,338,326
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Waymo LLC:
Series A2(a)(b)(c)	2,467	138,571
Series B2(a)(b)(c)	15,200	888,136
		1,026,707
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(b)(c)	108,317	2,329,899

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,356,606
TOTAL PREFERRED STOCKS (Cost $13,626,701)		9,694,932

Convertible Bonds - 0.3%
	Principal Amount (f)	Value ($)
FINANCIALS - 0.3%
Capital Markets - 0.3%
Coinbase Global, Inc. 0.5% 6/1/26 (Cost $5,692,924)	7,396,938	5,592,886

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(g) (Cost $190,000)	190,000	177,080

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (h)	12,964,056	12,966,648
Fidelity Securities Lending Cash Central Fund 5.40% (h)(i)	4,828,736	4,829,219
TOTAL MONEY MARKET FUNDS (Cost $17,795,867)		17,795,867

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,498,119,975)	1,909,405,656
NET OTHER ASSETS (LIABILITIES) - 0.0%	636,295
NET ASSETS - 100.0%	1,910,041,951

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,162,738 or 0.8% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,153,090 or 0.4% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	672,238

Circle Internet Financial Ltd. Series E	5/11/21	1,758,000

Circle Internet Financial Ltd. Series F	5/09/22	1,410,889

Discord, Inc. Series I	9/15/21	165,187

Epic Games, Inc.	7/13/20 - 3/29/21	4,292,000

Reddit, Inc. Series E	5/18/21	123,175

Reddit, Inc. Series F	8/11/21	6,717,793

Stripe, Inc. Class B	5/18/21	313,001

Stripe, Inc. Series H	3/15/21 - 5/25/23	971,266

Tenstorrent, Inc. Series C1	4/23/21	202,145

Tenstorrent, Inc. 0%	4/23/21	190,000

Waymo LLC Series A2	5/08/20	211,834

Waymo LLC Series B2	6/11/21	1,394,174

X Holdings Corp.	10/27/21	5,743,370

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	13,190,730	69,986,169	70,210,251	115,251	-	-	12,966,648	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	6,208,769	20,165,461	21,545,011	66,303	-	-	4,829,219	0.0%
Total	19,399,499	90,151,630	91,755,262	181,554	-	-	17,795,867

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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